Revenue - Revenue by country (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,592	$ 1,317
Singapore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	345	274
Malaysia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	478	376
Indonesia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	338	313
Philippines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	152	121
Thailand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	138	119
Vietnam
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	125	107
Rest of Southeast Asia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 16	$ 7